Equity - Movement in treasury shares repurchased (Details) - shares		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity.
Treasury shares, beginning balance		605,316	0
Repurchase		551,125	1,480,061
Transferred - RSU's program		(109,299)	(124,745)
Cancelled	(750,000)
Treasury shares, ending balance		1,047,142	605,316